Lincoln Inflation Plus Fund
Consolidated Schedule of Investments
October 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–3.62%
Australia–0.26%
Northern Star Resources Ltd.	500	$5,802
OceanaGold Corp.	5,210	14,780
Perseus Mining Ltd.	1,100	2,057
†St. Barbara Ltd.	8,000	2,415
		25,054
Canada–2.36%
Agnico Eagle Mines Ltd.	760	65,580
Alamos Gold, Inc. Class A	750	15,135
†Aya Gold & Silver, Inc.	540	6,938
Barrick Gold Corp.	1,960	37,867
†Calibre Mining Corp.	4,900	8,904
Centerra Gold, Inc.	280	1,979
†Discovery Silver Corp.	5,880	4,012
†Eldorado Gold Corp.	290	5,037
†K92 Mining, Inc.	1,540	10,242
Kinross Gold Corp.	4,520	45,562
†MAG Silver Corp.	640	10,938
Pan American Silver Corp.	880	20,601
		232,795
Jersey–0.02%
Centamin PLC	1,010	2,068
		2,068
Peru–0.12%
†Hochschild Mining PLC	4,080	12,074
		12,074
South Africa–0.12%
Gold Fields Ltd. ADR	740	12,195
		12,195
United Kingdom–0.36%
Anglogold Ashanti PLC	550	15,290
Endeavour Mining PLC	890	19,707
		34,997
United States–0.38%
†Coeur Mining, Inc.	2,400	15,456
Newmont Corp.	480	21,811
		37,267
Total Common Stock (Cost $357,112)		356,450

		Principal Amount°
ΔSOVEREIGN BONDS–27.52%
Brazil–5.70%
Brazil Notas do Tesouro Nacional
6.00% 5/15/35	BRL	200,000	145,714
10.00% 1/1/29	BRL	1,220,000	199,677
10.00% 1/1/31	BRL	1,360,000	216,108
			561,499
Colombia–1.87%
Colombia TES 13.25% 2/9/33	COP	724,600,000	184,456
			184,456
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Ecuador–0.70%
Ecuador Government International Bonds 6.90% 7/31/30		100,000	$68,655
			68,655
Egypt–2.24%
Egypt Government Bonds 24.46% 10/1/27	EGP	4,800,000	95,785
^Egypt Treasury Bills 0.00% 3/18/25	EGP	6,800,000	125,306
			221,091
Ivory Coast–1.84%
Ivory Coast Government International Bonds 6.13% 6/15/33		200,000	181,259
			181,259
Malaysia–1.03%
Malaysia Government Bonds 3.83% 7/5/34	MYR	450,000	101,799
			101,799
Mexico–5.41%
Mexico Bonos
7.50% 5/26/33	MXN	3,170,000	135,228
7.75% 5/29/31	MXN	4,900,000	219,235
8.00% 11/7/47	MXN	4,500,000	178,995
			533,458
South Africa–6.46%
Republic of South Africa Government Bonds
8.25% 3/31/32	ZAR	2,680,000	138,880
8.50% 1/31/37	ZAR	2,870,000	136,237
8.75% 1/31/44	ZAR	2,000,000	90,694
8.75% 2/28/48	ZAR	2,000,000	90,934
8.88% 2/28/35	ZAR	3,530,000	179,253
			635,998
Turkey–2.27%
Turkiye Government International Bonds 9.88% 1/15/28		200,000	223,440
			223,440
Total Sovereign Bonds (Cost $2,847,076)			2,711,655
SUPRANATIONAL BANKS–7.02%
Asian Infrastructure Investment Bank 6.00% 12/8/31		20,500,000	225,147
European Bank for Reconstruction & Development
6.50% 10/3/36		20,500,000	235,801
7.05% 8/10/33		19,500,000	230,154
Total Supranational Banks (Cost $714,740)			691,102

Lincoln Inflation Plus Fund–1

Lincoln Inflation Plus Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
EXCHANGE-TRADED FUNDS–11.91%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	36,700	$740,239
iShares Gold Trust Micro	15,800	432,920
Total Exchange-Traded Funds (Cost $1,179,552)		1,173,159

	Principal Amount°
SHORT-TERM INVESTMENTS–45.51%
U.S. TREASURY OBLIGATIONS–45.51%
≠U.S. Treasury Bills
4.54% 1/9/25	710,000	703,924
4.56% 12/12/24	900,000	895,432
4.57% 1/16/25	100,000	99,059
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
U.S. TREASURY OBLIGATIONS (continued)
≠U.S. Treasury Bills (continued)
4.61% 12/5/24	900,000	$896,164
4.63% 1/9/25	200,000	198,288
4.64% 1/9/25	200,000	198,288
4.64% 1/16/25	200,000	198,118
4.65% 12/19/24	350,000	347,880
4.70% 12/19/24	150,000	149,081
4.71% 11/29/24	800,000	797,133
		4,483,367
Total Short-Term Investments (Cost $4,483,348)		4,483,367

TOTAL INVESTMENTS–95.58% (Cost $9,581,828)	$9,415,733
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–4.42%	435,847
NET ASSETS APPLICABLE TO 1,010,000 SHARES OUTSTANDING–100.00%	$9,851,580

ΔSecurities have been classified by country of origin.
†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
^Zero coupon security.
≠The rate shown is the effective yield at the time of purchase.

The following foreign currency exchange contracts and futures contracts were outstanding at October 31, 2024:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
HSBC	THB	3,500,000	USD	(107,850)	12/18/24	$—	$(3,778)
HSBC	TRY	8,255,000	USD	(222,687)	12/18/24	6,415	—
IBC	CAD	(38,000)	USD	28,213	12/18/24	875	—
IBC	GBP	(9,000)	USD	11,946	12/18/24	342	—
IBC	MXN	(3,100,000)	USD	155,774	12/18/24	2,158	—
IBC	ZAR	(4,690,000)	USD	267,713	12/18/24	2,821	—
MSC	BRL	(330,000)	USD	59,530	12/18/24	2,767	—
MSC	BRL	(1,724,000)	USD	300,999	1/8/25	5,203	—
MSC	CLP	356,115,000	USD	(395,732)	12/18/24	—	(25,442)
MSC	CLP	(184,810,000)	USD	199,353	12/18/24	7,187	—
MSC	COP	(1,529,085,000)	USD	362,370	12/18/24	19,115	—
MSC	COP	895,000,000	USD	(209,234)	12/18/24	—	(8,321)
MSC	IDR	3,080,645,000	USD	(202,182)	12/18/24	—	(6,414)
MSC	IDR	(3,080,645,000)	USD	198,553	12/18/24	2,785	—
MSC	INR	(26,930,000)	USD	320,115	12/18/24	471	—
MSC	MXN	(987,000)	USD	50,108	12/18/24	1,198	—
MSC	MXN	(7,110,000)	USD	352,274	1/21/25	1,864	—
MSC	MYR	(420,000)	USD	99,701	12/18/24	3,629	—
MSC	THB	(3,500,000)	USD	105,921	12/18/24	1,848	—
Total Foreign Currency Exchange Contracts						$58,678	$(43,955)
Lincoln Inflation Plus Fund–2

Lincoln Inflation Plus Fund
Consolidated Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Commodity Contracts:
3	Brent Crude Oil	$218,430	$232,225	11/29/24	$—	$(13,795)
4	Copper	43,400	45,535	11/26/24	—	(2,135)
5	Corn	102,688	108,392	12/13/24	—	(5,704)
5	Light Sweet Crude oil	346,300	349,113	11/20/24	—	(2,813)
1	Palladium	111,160	99,353	12/27/24	11,807	—
18	Silver	590,328	609,608	12/27/24	—	(19,280)
1	Soybean Meal	30,130	32,033	1/14/25	—	(1,903)
2	Soybean Oil	54,084	51,769	1/14/25	2,315	—
2	Zinc	151,711	155,268	11/18/24	—	(3,557)
(2)	Zinc	(151,712)	(153,953)	11/18/24	2,241	—
2	Zinc	151,521	154,583	1/13/25	—	(3,062)
					16,363	(52,249)
Interest Rate Contract:
(2)	U.S. Treasury Ultra Bonds	(251,250)	(250,672)	12/19/24	—	(578)
Equity Contract:
5	MSCI China Index	130,275	135,846	12/20/24	—	(5,571)
Total Futures Contracts					$16,363	$(58,398)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through October 31, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
BRL–Brazilian Real
CAD–Canadian Dollar
CLP–Chilean Peso
COP–Colombia Peso
EGP–Egyptian Pound
ETF–Exchange-Traded Fund
GBP–British Pound Sterling
HSBC–Hong Kong and Shanghai Banking Corporation
IBC–Imperial Bank of Canada
IDR–Indonesia Rupiah
INR–Indian Rupee
MSC–Morgan Stanley & Co.
MSCI–Morgan Stanley Capital International
MXN–Mexican Peso
MYR–Malaysian Ringgit
THB–Thailand Baht
TRY–Turkish New Lira
USD–United States Dollar
ZAR–South African Rand
Lincoln Inflation Plus Fund–3